Schedule of Indefinite-Lived Intangible Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Web Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Impaired intangible asset	Indefinite life	Indefinite life
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Impaired intangible asset	Indefinite life	Indefinite life
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization method	13 years 4 months 24 days	13 years 4 months 24 days